Debt Financings (Details 3) (USD $)	9 Months Ended		12 Months Ended								9 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended						1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended		9 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				9 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		9 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Sep. 30, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Feb. 23, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2011 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 09, 2011 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Sep. 30, 2012 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	Dec. 31, 2011 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	May 31, 2009 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements item	Sep. 30, 2012 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements Minimum	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary Interest rate cap agreements item	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary Interest rate cap agreements Minimum	May 31, 2009 Secured Debt Borrowings from third parties, tranche one Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche two Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Jun. 30, 2009 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Dec. 31, 2011 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary	Mar. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 30, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2010 term loans Maximum	Mar. 31, 2012 Secured Debt 2010 term loan, maturing on March 17, 2015	Mar. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 item	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 item	Mar. 17, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015	Mar. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Dec. 31, 2011 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Mar. 17, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Apr. 30, 2012 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Mar. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary item	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary item	Mar. 17, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR	Mar. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Mar. 17, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Secured senior term loan 2012 Subsidiary borrower Maximum	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower item	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower item	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower	Sep. 30, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Prior to February 23, 2013 Subsidiary borrower	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower item	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower item	Sep. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Period prior to April 12, 2013 Subsidiary borrower	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower
Debt financings
Maximum borrowing capacity								$ 430,000,000																												$ 203,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option							70,000,000			165,000,000
Variable rate basis											LIBOR	LIBOR										LIBOR	LIBOR	LIBOR			LIBOR	LIBOR	LIBOR															LIBOR	LIBOR	LIBOR						LIBOR	LIBOR	LIBOR								LIBOR		LIBOR		Base Rate					LIBOR
Margin added to variable rate basis (as a percent)											3.00%	3.00%																																		4.75%	4.75%							5.00%	5.00%								4.00%		4.00%		3.00%					3.75%
Amount outstanding under the facility							266,000,000		268,600,000
Subordinated financing provided to subsidiary													39,000,000
Number of subsidiaries entered into loan agreement																																				1																							1										1
Issuance of debt																106,000,000															55,400,000										750,000,000	750,000,000							550,000,000	550,000,000							900,000,000	900,000,000										550,000,000
Face amount of notes																					82,000,000					24,000,000
Number of tranches																2
Interest rate at period end (as a percent)																							3.381%		3.42%			5.081%		5.12%
Number of agreements														2					2
Interest rate risk (as a percent)															4.00%					4.00%
Loan outstanding	24,209,105,000		24,384,272,000	27,554,100,000													69,000,000	77,900,000														35,700,000	40,600,000
Net book value of aircraft																	128,300,000	132,200,000														85,200,000	88,000,000
Aircraft owned by subsidiary																															1	1
Portion of loan amortized over five years																															0.5	0.5
Amortization period																															5 years	5 years
Loan due for payment in 2014																																27,500,000	27,500,000
Fixed interest rate (as a percent)																																6.58%	6.58%
Number of aircraft designated as collateral																																									43	43							37	37								62										36
Flight equipment, pledged as collateral					17,770,323,000	20,036,998,000																																					1,300,000,000								969,000,000									1,660,000,000									1,000,000,000
Loan-to-value ratio (as a percent)																																										56.00%	56.00%							57.00%	57.00%								54.00%										55.00%
Interest rate floor (as a percent)																																														2.00%	2.00%							2.00%	2.00%										1.00%							1.00%
Average interest rate (as a percent)																																			4.73%
Prepayment penalty percentage																																					2.00%	1.00%																							1.00%									1.00%
Required loan-to-value ratio (as a percent)																																							63.00%																	63.00%
Number of Boeing 737-800s aircraft to be financed																																		7
Principal amortization period																																			6 years
Write off of unamortized deferred financing costs and deferred debt discount																																								17,700,000
Prepayment of debt																																								750,000,000								550,000,000
Percentage of transaction that was accounted for as modification of the 2010 secured term loan																																																																				92.00%
Arrangement fee included in selling, general and administrative expense																																																4,700,000
Amount recorded for early extinguishment of debt	$ (22,934,000)	$ (61,093,000)	$ (61,093,000)																																													$ 2,000,000